UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F


                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       June 30, 2008
                                                     -------------------------

Check here if Amendment [   ];                       Amendment Number:
                                                                      --------

         This Amendment (Check only one.):  [   ] is a restatement.
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Ecofin Limited
                  --------------------------------------------

Address:          15 Buckingham Street
                  --------------------------------------------

                  London WC2N 6DU, United Kingdom
                  --------------------------------------------

Form 13F File Number:     028-
                          ---------------------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Name:             John Murray
                  -----------------------------------

Title:            Chairman
                  -----------------------------------

Phone:            +44 (0)20 7451 2941
                  -----------------------------------


Signature, Place, and Date of Signing:

       /s/ John Murray   London, United Kingdom    July 30, 2008
       ---------------   ----------------------    -------------

Report Type (Check only one.):


[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Report Summary:

Number of Other Included Managers:           0
                                            -----------------

Form 13F Information Table Entry Total:     33
                                            ------------------


Form 13F Information Table Value Total:     $1,333,506
                                            ------------------
                                             (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.      Name
---      -----



---------------------------------------------------------------------------------------------------------------------------------
                         Title                Value      Shares /  Sh /  Put/  Investment  Other
Security                of Class  CUSIP      (x$1,000)  Prn Amt   Prn   Call  Discretion  Managers       Voting Authority
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Sole     Shared     None
---------------------------------------------------------------------------------------------------------------------------------
                                                                  C>
ADA-ES INC                COM     005208103        853  94,867     SH            Sole                  94,867
---------------------------------------------------------------------------------------------------------------------------------

CALPINE CORP (UN*)       COM NEW  131347304   18,134      803,830  SH             Sole               803,830
---------------------------------------------------------------------------------------------------------------------------------

CENTERPOINT ENERGY INC    COM     15189T107     27,001  1,682,285  SH            Sole               1,682,285
---------------------------------------------------------------------------------------------------------------------------------

CHENIERE ENERGY INC       COM     16411R208     12,839  2,938,096  SH            Sole               2,938,096
---------------------------------------------------------------------------------------------------------------------------------

CONSOL ENERGY INC         COM     20854P109     15,347  136,578    SH            Sole                 136,578
---------------------------------------------------------------------------------------------------------------------------------

CMS ENERGY CORP           COM     125896100     63,289  4,247,577  SH            Sole               4,247,577
---------------------------------------------------------------------------------------------------------------------------------

DYNEGY INC-CL A           COM     26817G102     26,435  3,091,818  SH            Sole               3,091,818
---------------------------------------------------------------------------------------------------------------------------------

ENERGYSOUTH INC           COM     292970100     15,612  318,227    SH            Sole                 318,227
---------------------------------------------------------------------------------------------------------------------------------

ENTERGY CORP NEW         EQUITY   29364G202      7,042  99,600     SH            Sole                  99,600
                          UNIT
---------------------------------------------------------------------------------------------------------------------------------
EXELON CORP               COM     30161N101    165,078  1,835,013  SH            Sole               1,835,013
---------------------------------------------------------------------------------------------------------------------------------
FIRSTENERGY CORP          COM     337932107    101,037  1,227,219  SH            Sole               1,227,219
---------------------------------------------------------------------------------------------------------------------------------
FIRST SOLAR INC           COM     336433107     10,532  38,606     SH            Sole                  38,606
---------------------------------------------------------------------------------------------------------------------------------
FPL GROUP INC             COM     302571104    149,540  2,280,261  SH            Sole               2,280,261
---------------------------------------------------------------------------------------------------------------------------------
GREAT PLAINS ENERGY
INC                       COM     391164100     14,479  572,742    SH            Sole                 572,742
---------------------------------------------------------------------------------------------------------------------------------

INSITUFORM                CL A    457667103      2,462  161,674    SH            Sole                 161,674
TECHNOLOGIES INC
---------------------------------------------------------------------------------------------------------------------------------

INTEGRYS ENERGY GROUP
INC                       COM     45822P105      9,291  182,794    SH            Sole                 182,794
---------------------------------------------------------------------------------------------------------------------------------

ITC HOLDINGS CORP         COM     465685105    126,820  2,481,327  SH            Sole               2,481,327
---------------------------------------------------------------------------------------------------------------------------------

NEW JERSEY RESOURCES
CORP                      COM     646025106      6,359  194,763    SH            Sole                 194,763
---------------------------------------------------------------------------------------------------------------------------------

NISOURCE INC              COM     65473P105     11,948  666,736    SH            Sole                 666,736
---------------------------------------------------------------------------------------------------------------------------------

                          PFD
                          CONV
NRG 5 3/4 (UN*)           MAND    629377870     23,741  65,000     SH            Sole                  65,000
---------------------------------------------------------------------------------------------------------------------------------
NRG ENERGY INC          COM NEW   629377508     23,227  541,422    SH            Sole                 541,422
---------------------------------------------------------------------------------------------------------------------------------

OGE ENERGY CORP           COM     670837103     40,991  1,292,673  SH            Sole               1,292,673
---------------------------------------------------------------------------------------------------------------------------------

ONEOK INC                 COM     682680103     17,012  348,402    SH            Sole                348,402
---------------------------------------------------------------------------------------------------------------------------------
PEPCO HOLDINGS INC        COM     713291102     50,441  1,966,527  SH            Sole               1,966,527
---------------------------------------------------------------------------------------------------------------------------------
PPL CORPORATION           COM     69351T106     39,248  750,864    SH            Sole                 750,864
---------------------------------------------------------------------------------------------------------------------------------

PUBLIC SERVICE            COM     744573106     43,894  955,669    SH            Sole                 955,669
ENTERPRISE GP
---------------------------------------------------------------------------------------------------------------------------------
QUESTAR CORP              COM     748356102     28,497  401,142    SH            Sole                 401,142
---------------------------------------------------------------------------------------------------------------------------------

SEMPRA ENERGY             COM     816851109     20,398  361,351    SH            Sole                 361,351
---------------------------------------------------------------------------------------------------------------------------------

SPECTRA ENERGY CORP       COM     847560109     21,048  732,374    SH            Sole                 732,374
---------------------------------------------------------------------------------------------------------------------------------

TECO ENERGY INC           COM     872375100    120,483  5,606,448  SH            Sole               5,606,448
---------------------------------------------------------------------------------------------------------------------------------
UGI CORP                  COM     902681105      8,758  305,061    SH            Sole                 305,061
---------------------------------------------------------------------------------------------------------------------------------
WESTAR ENERGY INC         COM     95709T100     15,009  697,761    SH            Sole                 697,761
---------------------------------------------------------------------------------------------------------------------------------

WILLIAMS COS INC          COM     969457100     96,661  2,397,949  SH            Sole               2,397,949
---------------------------------------------------------------------------------------------------------------------------------
